Fair Value Measurement (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2013
Very Hungry LLC [Member]
Changes in the fair value of the Level 3 financial liabilities
Extinguishment	$ (2,900)
New instrument - initial valuation	2,900
Buffalo Management Llc [Member]
Changes in the fair value of the Level 3 financial liabilities
New instrument - initial valuation	650
Balance at the end of the period	650
Derivative Warrant Liability
Changes in the fair value of the Level 3 financial liabilities
Mark-to-market adjustment	12,481
Balance at the end of the period	$ 12,481